Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Current assets:
Cash and cash equivalents (PBFX: $19,664 and $64,221, respectively)	$ 562,036		$ 734,962
Accounts receivable	952,552		620,175
Inventories	2,213,797		1,863,560
Marketable securities - current (PBFX: $0 and $40,024, respectively)	0		40,024
Prepaid expense and other current assets	51,799		41,998
Total current assets	3,780,184		3,300,719
Property, plant and equipment, net (PBFX: $673,823 and $608,793, respectively)	3,479,213		3,328,770
Deferred charges and other assets, net	779,588		504,003
Total assets	8,038,985	[1]	7,133,492
Current liabilities:
Accounts payable	578,551		535,877
Accrued expenses	1,824,394		1,478,246
Deferred revenue	8,933		13,292
Note payable	5,621		0
Current portion of long-term debt (PBFX: $0 and $39,664, respectively)	10,987		39,664
Total current liabilities	2,428,486		2,067,079
Long-term debt (PBFX: $548,793 and $532,011, respectively)	2,175,042		2,108,570
Intercompany note payable	292,844		190,093
Deferred tax liability	33,155		45,699
Other long-term liabilities	225,845		229,121
Total liabilities	5,155,372		4,640,562
Commitments and contingencies (Note 15)
Equity:
Treasury stock, at cost	(152,585)		(151,547)
Retained earnings	906,875		545,261
Accumulated other comprehensive loss	(26,936)		(25,962)
Total PBF Energy Company LLC equity	2,422,411		2,040,851
Noncontrolling interest	456,092		446,969
Total equity	2,878,503		2,487,820
Total liabilities, Series B units and equity	8,038,985		7,133,492
Series B Units [Member]
Current liabilities:
Series B Units, 1,000,000 issued and outstanding, no par or stated value	5,110		5,110
Series A Units [Member]
Equity:
Common Units	40,058		42,963
Series C Units [Member]
Equity:
Common Units	$ 1,654,999		$ 1,630,136

[1]	The Refining segment includes capital expenditures of $565,304 for the acquisition of the Chalmette refinery on November 1, 2015, excluding the working capital settlement of $2,659 that was finalized in the first quarter of 2016.